OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	December 31,
	2014	2013
Construction costs and property and equipment retention payables	$59,162	$20,679
Staff cost accruals and others	20,750	—
Deferred rent liabilities	12,296	7,626
Other deposits received	1,233	187

	$93,441	$28,492